COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 10:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

Certain facilities of the Company are rented under operating lease agreements, which expire on various dates, the latest of which is in 2026. The Company recognizes rent expense under such arrangements on a straight-line basis.

Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2017, were as follows:

2018	$7,835
2019	4,698
2020	3,043
2021	2,006
2022	1,692
Thereafter	3,787

$23,061

Rent expenses for the years ended December 31, 2017, 2016 and 2015, were $ 11,098, $ 10,097 and $ 8,287 respectively.

b.	Litigations:

The Company operates its business in various countries, and accordingly attempts to utilize an efficient operating model to structure its tax payments based on the laws in the countries in which the Company operates. This can cause disputes between the Company and various tax authorities in different parts of the world.

Further, the Company is the defendant in various lawsuits, including employment-related litigation claims, construction claims and other legal proceedings in the normal course of its business. Litigation and governmental proceedings can be expensive, lengthy and disruptive to normal business operations, and can require extensive management attention and resources, regardless of their merit. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.